Taxation - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 16,191	$ 30,808	[1]	$ 25,043	[1]
Deferred income tax liabilities	(168,171)	(10,457)	[1]	(14,689)	[1]
Deferred tax liability (asset)	(151,980)	20,351		10,354
Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	138,851	118,183		114,326
Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(290,831)	(97,832)		$ (103,972)
Recovered after more than 12 months | Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	76,225	97,992
Recovered after more than 12 months | Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(289,158)	(91,742)
Recovered within 12 months | Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	62,626	20,191
Recovered within 12 months | Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (1,673)	$ (6,090)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.